Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Borqs Technologies, Inc.
Entity Central Index Key	0001650575
Trading Symbol	BRQS
Amendment Flag	true
Amendment Description	This registration statement contains two prospectuses: • Offering Prospectus. A prospectus which covers the offering, issuance and sale by us of up to $11,500,000 (assuming full exercise of the underwriters’ over-allotment option) of our ordinary shares, of which $2,625,000 of the ordinary shares sold in this offering may be offered and sold by Zhengqi International Holding Limited, the Participating Stockholder in this offering, and • Resale Prospectus. A prospectus to be used for the resale by the Selling Stockholders of up to 2,572,761 of the Registrant’s ordinary shares. The Resale Prospectus is substantively identical to the Offering Prospectus, except for the following principal points: • the outside and inside covers are different; • the tables of contents are different; • page i of the Offering Prospectus is not included in the Resale Prospectus; • the section entitled “The Offering” on page 7 of the Offering Prospectus is different; • the section entitled “Use of Proceeds” on page 46 of the Offering Prospectus is different; • the section entitled “Description of Securities” beginning on page 99 of the Offering Prospectus is not included in the Resale Prospectus; • a section entitled “Selling Stockholders” is included in the Resale Prospectus; • the section entitled “Underwriters” beginning on page 113 of the Offering Prospectus is different and is entitled “Plan of Distribution;” and • the section entitled “Legal Matters” beginning on page 116 of the Offering Prospectus is different. The Registrant has included in this Registration Statement a set of alternate pages for the Resale Prospectus to reflect the foregoing differences. The Offering Prospectus will exclude the alternate pages and will be used for the public offering by the Registrant. The Resale Prospectus will be substantively identical to the Offering Prospectus except for the addition or substitution of the alternate pages and will be used for the resale offering by the Selling Stockholders.
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Entity Filer Category	Smaller Reporting Company